Stock incentive plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity:

	Number of shares	Weighted- average exercise price
Outstanding at December 31, 2014	2,264,497	$4.52
Granted	1,022,200	$59.87
Exercised	(25,996)	$3.57
Cancelled / forfeited	(3,000)	$75.57

Outstanding at September 30, 2015	3,257,701	$21.83

Vested at September 30, 2015	603,854	$4.25

Vested at September 30, 2015 and expected to vest	3,257,701	$21.83

The following table summarizes stock option activity:

	Number of shares	Weighted- average exercise price	Aggregate intrinsic value(a)
Outstanding at December 31, 2013	—	$—
Granted	2,357,505	4.48
Forfeited	(93,008)	3.45

Outstanding at December 31, 2014	2,264,497	4.52

Vested at December 31, 2014	42,708	3.45	$834,941

Vested at December 31, 2014 and expected to vest	2,264,497	4.52	41,838,112

(a)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock.

Summary of Weighted-Average Assumptions

The weighted average grant date fair value of the options granted during the nine months ended September 30, 2015 was $40.54 per share using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected volatility	76.8%
Risk-free interest rate	1.67%
Expected term (in years)	6.10
Expected dividend yield	0.0%

The weighted average grant date fair value of the options granted in 2014 was estimated at $3.25 per share on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected volatility	87.6%
Risk-free interest rate	1.9%
Expected term (in years)	6.02
Expected dividend yield	0.0%